Cash Distributions and Earnings/ (Losses) per unit	6 Months Ended
Jun. 30, 2018
Cash Distributions And Earnings Per Unit [Abstract]
CASH DISTRIBUTIONS AND EARNINGS/ (LOSSES) PER UNIT

NOTE 12: CASH DISTRIBUTIONS AND EARNINGS/ (LOSSES) PER UNIT

The partnership agreement of Navios Midstream requires that all available cash is distributed quarterly, after deducting expenses, including estimated maintenance and replacement capital expenditures and reserves. Distributions may be restricted by, among other things, the provisions of existing and future indebtedness, applicable partnership and limited liability company laws and other laws and regulations.

Incentive distribution rights represent the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved. Our general partner currently holds the incentive distribution rights, but may transfer these rights separately from its general partner interest, subject to restrictions in the partnership agreement. Thereafter there are incentive distribution rights held by the General Partner, which are analyzed as follows:

			Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Total Amount		Common and subordinated Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution		$0.4125	98.0%	2.0%	0%
First Target Distribution	up to $	0.4744	98.0%	2.0%	0%
Second Target Distribution	above $	0.4744	85.0%	2.0%	13.0%
	up to $	0.5156
Third Target Distribution	above $	0.5156	75.0%	2.0%	23.0%
	up to $	0.6188
Thereafter	above $	0.6188	50.0%	2.0%	48.0%

In November 2017, the then outstanding subordinated units converted into common units in accordance with the Navios Midstream’s Limited Partnership Agreement.

On June 18, 2018, in accordance with the terms of the Partnership Agreement all of the issued and outstanding 1,592,920 subordinated Series A units converted into Navios Midstream’s existing common units on a one-for-one basis.

On January 22, 2018, the Board of Directors authorized its quarterly cash distribution for the three month period ended December 31, 2017 of $0.4225 per unit. The distribution was paid on February 14, 2018 to all holders of record of common, subordinated Series A units and general partner units on February 9, 2018. The aggregate amount of the distribution paid was $9,031.

On March 26, 2018, the Board of Directors has set the annual distribution policy to $0.50 per unit.

On April 26, 2018, the Board of Directors authorized its quarterly cash distribution for the three month period ended March 31, 2018 of $0.125 per unit. The distribution was paid on May 11, 2018 to all holders of record holders of common units, subordinated Series A units and general partner units on May 9, 2018. The aggregate amount of the distribution paid was $2,671.

Navios Midstream calculates earnings per unit by allocating reported net income for each period to each class of units based on the distribution waterfall for available cash specified in Navios Midstream’s partnership agreement, net of the unallocated earnings. Basic earnings per unit are determined by dividing net income by the weighted average number of units outstanding during the period. Basic and diluted net earnings per unit are the same because the Company does not have any potentially dilutive units outstanding for the period presented.

Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units, subordinated units and general partner units on a 98%-2% basis.

The calculations of the basic and diluted earnings per unit are presented below.

	Three Month Period ended June 30, 2018 (unaudited)	Three Month Period ended June 30, 2017 (unaudited)	Six Month Period ended June 30, 2018 (unaudited)	Six Month Period ended June 30, 2017 (unaudited)
Net income/ (loss) attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering and limited partners’ interest in net income:	$4,286	$1,960	$(25,282)	$6,462
Earnings/ (Losses) attributable to:
Common unit holders	$4,200	$918	$(22,575)	$3,026
Subordinated unit holders Series A	$—	$146	$(2,203)	$482
Subordinated unit holders	$—	$856	$—	$2,827
General Partner	$86	$40	$(504)	$127
Weighted average units outstanding (basic and diluted)
Common unit holders	19,582,058	10,004,384	19,468,907	9,934,312
Subordinated unit holders Series A	1,365,360	1,592,920	1,478,511	1,592,920
Subordinated unit holders	—	9,342,692	—	9,342,692
General Partner	$427,499	$427,250	$427,499	$425,317
Earnings/ (Losses) per unit (basic and diluted):
Common unit holders	$0.21	$0.10	$(1.16)	$0.30
Subordinated unit holders Series A	$—	$0.10	$(1.49)	$0.30
Subordinated unit holders	$—	$0.10	$—	$0.30
General Partner	$0.21	$0.10	$(1.18)	$0.30
Earnings/ (Losses) per unit - distributed (basic and diluted):
Common unit holders	$0.13	$0.42	$0.26	$0.85
Subordinated unit holders Series A	$—	$0.42	$0.13	$0.84
Subordinated unit holders	$—	$0.42	$—	$0.84
General Partner	$0.13	$0.42	$0.25	$0.84
Earnings/ (Losses) per unit - undistributed (basic and diluted):
Common unit holders	$0.08	$(0.32)	$(1.42)	$(0.55)
Subordinated unit holders Series A	$—	$(0.32)	$(1.62)	$(0.54)
Subordinated unit holders	$—	$(0.32)	$—	$(0.54)
General Partner	$0.08	$(0.32)	$(1.43)	$(0.54)